Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Trade and other current receivables [abstract]
Trade receivables	$ 21,515
Income tax receivable	460,738	$ 460,738
Other taxation and social security receivable	180,368	123,214
Prepayments	261,352	396,190
Other receivables	460,789	281,558
Total trade and other current receivables	$ 1,384,762	$ 1,261,700